Cash	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]
Note 6 — Cash

At December 31, 2012, the Company had dedicated approximately $1,524,000 of its cash balance for use in conjunction with the ALD-401 Phase 2 clinical trial and related matters, pursuant to provisions in the Aldagen acquisition agreements.